Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	82-3356232
Plan number	001
Notes receivable from participants	$ 2,105,976
Non-interest-bearing cash	785	$ 14,307
Total	$ 345,069,549
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%
Investment, Identifier [Axis]: Common collective trust | Federated Hermes Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,285,258
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	415,173
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2015 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	194,933
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,067,132
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,285,125
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,540,197
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,501,622
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,786,100
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,452,095
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	12,383,261
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,372,722
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,214,300
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	449,484
Investment, Identifier [Axis]: Common collective trust | Fidelity Freedom Blend Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	190,389
Investment, Identifier [Axis]: Common collective trust | Galliard Stable Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,238,746
Investment, Identifier [Axis]: Common collective trust | Harbor Capital Appreciation Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	42,619,163
Investment, Identifier [Axis]: Common collective trust | Northern Trust Collective Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,469,482
Investment, Identifier [Axis]: Common collective trust | Northern Trust Collective All Country World Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,331,795
Investment, Identifier [Axis]: Common collective trust | Northern Trust Collective Extended Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,078,224
Investment, Identifier [Axis]: Common collective trust | SSgA S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,235,530
Investment, Identifier [Axis]: Money market fund | BLF Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	211,644
Investment, Identifier [Axis]: Money market fund | BlackRock FedFund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,490,139
Investment, Identifier [Axis]: Mutual fund | DFA Emerging Markets Portfolio Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,370,114
Investment, Identifier [Axis]: Mutual fund | DWS RREEF Real Estate Securities Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,803,193
Investment, Identifier [Axis]: Mutual fund | Fidelity International Capital Appreciation K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,491,759
Investment, Identifier [Axis]: Mutual fund | Franklin Small Cap Growth Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,437,207
Investment, Identifier [Axis]: Mutual fund | Harbor Small Cap Value Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,290,315
Investment, Identifier [Axis]: Mutual fund | Lord Abbett Bond Debenture Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,164,304
Investment, Identifier [Axis]: Mutual fund | MFS Value Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,355,734
Investment, Identifier [Axis]: Mutual fund | Transamerica International Equity Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,119,588
Investment, Identifier [Axis]: Mutual fund | Vanguard Inflation-Protected Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,029,951
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,088,109